April 6, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Direxion Shares ETF Trust
File Nos. 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Direxion Daily 2-Year Treasury Bull 3X Shares, Direxion Daily 2-Year Treasury Bear 3X Shares, Direxion Daily 5-Year Treasury Bull 3X Shares, Direxion Daily 5-Year Treasury Bear 3X Shares, Direxion Daily 10-Year Treasury Bull 3X Shares, Direxion Daily 10-Year Treasury Bear 3X Shares, Direxion Daily 30-Year Treasury Bull 3X Shares and Direxion Daily 30-Year Treasury Bear 3X Shares, each a series of the above Registrant, does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 ("PEA No. 4") to its Registration Statement on Form N-1A and that PEA No. 4 was filed electronically.

Very truly yours,

/s/ Francine J. Rosenberger

Francine J. Rosenberger

cc:	Daniel D. O’Neill
Rafferty Asset Management, LLC